Income taxes	12 Months Ended
Dec. 31, 2017
Income taxes
Income taxes

10.        Income taxes

Income tax expense (benefit)

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current tax — Enterprise Income Tax	(469)	1,306	(47)
Deferred tax	2,136	(8,589)	6,665
Current tax — Land Appreciation Tax	179	731	1,923
	1,846	(6,552)	8,541

The income tax expense (benefit) for the year can be reconciled to the accounting profit as follows:

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Profit before tax	128,269	309,882	230,864
Income tax expense calculated at 15% (2016: 15% and 2015: 15%)	19,240	46,482	34,630
Effect of tax holiday	(50,258)	(41,484)	(49,864)
Additional deduction for research and development expenditures	(25,260)	(13,107)	(4,619)
Tax losses for which no deferred tax assets were recognized	70,341	39,777	25,732
Reversal (utilization) of previously unrecognized tax losses of temporary differences(1)	5,687	(43,440)	(3,687)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(18,082)	4,517	4,226
Others	26	82	488
Land Appreciation Tax (after tax)	152	621	1,635
	1,846	(6,552)	8,541

The tax rate used for the 2017, 2016 and 2015 reconciliation above is the corporate tax rate of 15% payable by most of the Group’s entities in Mainland China under tax law in that jurisdiction.

(1)	In 2017, the Group reversed US$6.0 million previously recognized temporary differences, which will not be utilized and in 2016, the group utilized US$43.4 million previously unrecognized tax losses.

Current tax liabilities

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Income tax payable	270	460	355

Deferred tax balances

The following is the analysis of deferred tax assets (liabilities) presented in the consolidated statement of financial position:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Deferred tax assets
Property, plant and equipment	41,271	45,981	44,523
Intangible Assets	1,844	—	—
Others	1,760	—	419
	44,875	45,981	44,942
Deferred tax liabilities
Capitalized interest	—	—	(3)
Property, plant and equipment	(16,412)	(15,382)	(7,290)
	(16,412)	(15,382)	(7,293)

	28,463	30,599	37,649

2017.12.31

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	30,599	(5,740)	24,859
Capitalized interest	—	1,844	1,844
Others	—	1,760	1,760
	30,599	(2,136)	28,463

2016.12.31

			Recognize
	Opening	Business	in profit	Closing
	balance	Combination	or loss	balance
	USD’000	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	37,233	(15,639)	9,005	30,599
Capitalized interest	(3)	—	3	—
Others	419	—	(419)	—
	37,649	(15,639)	8,589	30,599

2015.12.31

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	43,859	(6,626)	37,233
Capitalized interest	(69)	66	(3)
Others	524	(105)	419
	44,314	(6,665)	37,649

Under the Law of the People’s Republic of China (the “PRC”) on Enterprise Income Tax, or the EIT Law, the profits of a foreign invested enterprise arising in 2008 and beyond that distributed to its immediate holding company who is a non-PRC tax resident will be subject to a withholding tax rate of 10%. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong (which should have commercial substance and proceed the formal treaty benefit application with in-charge tax bureau) are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region.

The Company is incorporated in the Cayman Islands, where it is not currently subject to taxation.

The EIT law (became effective on January 1, 2008) applies a uniform 25% enterprise income tax rate to both tax resident enterprise and non-tax resident enterprise, except where a special preferential rate applies. In addition, according to the law of Italy on enterprise income tax, LFoundry income tax (“IRES”) rate is 24%.

Pursuant to Caishui Circular [2008] No. 1 (“Circular No. 1”) promulgated on February 22, 2008, integrated circuit production enterprises whose total investment exceeds RMB8,000 million (approximately US$1,095 million) or whose integrated circuits have a line width of less than 0.25 micron are entitled to a preferential tax rate of 15%. Enterprises with an operation period of more than 15 years are entitled to a full exemption from income tax for five years starting from the first profitable year after utilizing all prior years’ tax losses and 50% reduction of the tax for the following five years. Pursuant to Caishui Circular [2009] No. 69 (“Circular No. 69”), the 50% reduction should be based on the statutory tax rate of 25%.

On January 28, 2011, the State Council of China issued Guofa [2011] No. 4 (“Circular No. 4”), the Notice on Certain Policies to Further Encourage the Development of the Software and Integrated Circuit Industries which reinstates the EIT incentives stipulated by Circular No. 1 for the software and integrated circuit enterprises.

On April 20, 2012, State Tax Bureau issued CaiShui [2012] No. 27 (“Circular No. 27”), stipulating the income tax policies for the development of integrated circuit industry. Circular No. 1 was partially abolished by Circular No. 27 and the preferential taxation policy in Circular No. 1 was replaced by Circular No. 27.

On July 25, 2013, State Tax Bureau issued [2013] No. 43 (“Circular No. 43”), clarifying that the accreditation and preferential tax policy of integrated circuit enterprise established before December 31, 2010, is applied pursuant to Circular No. 1.

On May 4, 2016, State Tax Bureau, Ministry of Finance and other joint ministries issued Caishui [2016] No. 49 (“Circular No. 49”), which highlights the implementation of the record-filing system, clarification on certain criteria for tax incentive entitlement and establishment of a post-record filing examination mechanism and enhancement of post-administration.

The detailed tax status of SMIC’s principal PRC entities with tax holidays is elaborated as follows:

1)Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS” or “SMIC Shanghai”)

Pursuant to the relevant tax regulations, SMIS is qualified as an integrated circuit enterprise and enjoyed a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2004 after utilizing all prior years’ tax losses. The income tax rate for SMIS for was 15% in 2017. (2016:  15% and 2015:  15%).

2)Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT” or “SMIC Tianjin”)

In accordance with Circular No. 43 and Circular No. 1, SMIT is qualified as an integrated circuit enterprise and enjoying a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2013 after utilizing all prior years’ tax losses. The income tax rate for SMIT was 0% from 2013 to 2017 and 12.5% from 2018 to 2022.

3)Semiconductor Manufacturing International (Beijing) Corporation (“SMIB” or “SMIC Beijing”)

In accordance with Circular No. 43 and Circular No. 1, SMIB is qualified as an integrated circuit enterprise and enjoying a 10-year tax holiday (five year full exemption followed by five year half reduction) beginning from 2015 after utilizing all prior years’ tax losses. The income tax rate for SMIB was 0% from 2015 to 2019 and 12.5% from 2020 to 2024.

4)Semiconductor Manufacturing International (Shenzhen) Corporation (“SMIC Shenzhen”), Semiconductor Manufacturing North China (Beijing) Corporation (“SMNC”) and SJ Semiconductor (Jiangyin) Corporation (“SJ Jiangyin”)

In accordance with Circular No. 43, Circular No. 1 and Circular No. 27, SMIC Shenzhen, SMNC and SJ Jiangyin are entitled to the preferential tax rate of 15% and 10-yeartax holiday (five year full exemption followed by five year half reduction) subsequent to its first profit-making year after utilizing all prior tax losses on or before December 31, 2017. SMIC Shenzhen, SMNC and SJ Jiangyin were in accumulative loss positions as of December 31, 2017 and the tax holiday has not begun to take effect.

5)Other PRC entities

All the other PRC entities of SMIC are subject to income tax rate of 25%.

Unused tax losses

At the end of the reporting period, no deferred tax asset was recognized in respect of tax losses of US$235.1 million (December 31, 2016:  US$444.0 million and December 31, 2015:  US$577.3 million) due to the unpredictability of future profit streams, of which US$13.3 million, US$26.8 million, US$55.8 million, US$44.4 million and US$94.8 million will expire in 2018, 2019, 2020, 2021 and 2022, respectively.